Financial Instruments - Financial Instrument Sensitivities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Increase interest rate 1%	1.00%	1.00%
Decrease interest rate 1%	1.00%	1.00%
Increase (decrease) to net earnings	$ (33)		$ (46)
Increase (decrease) to net earnings	33		46
Increase (decrease) to other comprehensive income	0		0
Increase (decrease) to other comprehensive income	0		0
Currency risk
Disclosure of detailed information about financial instruments [line items]
Weakening of the Canadian dollar by US$0.01		$ 0.01
Strengthening of the Canadian dollar by US$0.01		$ 0.01
Increase (decrease) to net earnings	(189)		(255)
Increase (decrease) to net earnings	184		248
Increase (decrease) to other comprehensive income	0		0
Increase (decrease) to other comprehensive income	$ 0		$ 0